FAIR VALUE CHANGES OF INVESTMENT	12 Months Ended
Dec. 31, 2018
FAIR VALUE CHANGES OF INVESTMENT
FAIR VALUE CHANGES OF INVESTMENT

15.   FAIR VALUE CHANGES OF INVESTMENT

The following table provides information about the reconciliation of the Level 3 fair value measurements of available-for-sale debt securities using significant unobservable inputs for the periods indicated:

RMB
Balance at January 1, 2016	—
Initial recognition	126,716
Unrealized gain	38,501
Balance at December 31, 2016	165,217
Unrealized gain	147,602
Balance at December 31, 2017	312,819
Unrealized gain	155,387
Sale of debt securities	(19,430)
Balance at December 31, 2018	448,776

The unrealized gain on available-for-sale debt securities of RMB28,876, RMB110,702 and RMB116,540, representing the unrealized fair value gain netting relevant income tax of RMB9,625, RMB36,900 and RMB38,847, was recognized in other comprehensive income for the years ended December 31, 2016, 2017 and 2018, respectively.

In determining the fair value, the Group utilizes an income approach of a discounted cash flow model with unobservable inputs including future cash flows, a terminal growth rate of 3%, a discount rate of 18% and a risk-free rate of 2.84%. The determination of the fair value was assisted by an independent appraisal, based on estimates, judgments and information of other comparable companies.